Janus Henderson Global Sustainable Equity Fund

Schedule of Investments (unaudited)

June 30, 2023

Shares		Value
Common Stocks– 97.6%
Auto Components – 1.7%
Aptiv PLC*	4,912	$501,466
Building Products – 1.2%
Advanced Drainage Systems Inc	3,184	362,275
Containers & Packaging – 1.6%
DS Smith PLC	138,915	479,437
Diversified Financial Services – 3.8%
Mastercard Inc	1,850	727,605
Walker & Dunlop Inc	5,362	424,081
		1,151,686
Electric Utilities – 2.1%
SSE PLC	27,920	652,683
Electrical Equipment – 5.8%
Legrand SA	7,827	775,432
Nidec Corp	2,900	157,683
Schneider Electric SE	4,565	829,112
		1,762,227
Electronic Equipment, Instruments & Components – 11.1%
IPG Photonics Corp*	4,238	575,605
Keyence Corp	1,200	564,319
Keysight Technologies Inc*	2,680	448,766
Murata Manufacturing Co Ltd	8,700	496,626
Shimadzu Corp	17,500	537,081
TE Connectivity Ltd	5,426	760,508
		3,382,905
Entertainment – 1.1%
Nintendo Co Ltd	7,600	344,602
Food Products – 0.5%
McCormick & Co Inc/MD	1,557	135,817
Health Care Equipment & Supplies – 1.6%
Nanosonics Ltd*	27,279	86,115
Olympus Corp	24,700	387,928
		474,043
Health Care Providers & Services – 4.7%
Encompass Health Corp	9,232	625,099
Humana Inc	1,810	809,305
		1,434,404
Independent Power and Renewable Electricity Producers – 2.9%
Boralex Inc - Class A	20,997	571,766
Innergex Renewable Energy Inc	34,384	320,322
		892,088
Industrial Real Estate Investment Trusts (REITs) – 1.1%
Prologis Inc	2,809	344,468
Insurance – 12.6%
AIA Group Ltd	63,400	640,012
Aon PLC - Class A	2,732	943,086
Intact Financial Corp	5,175	799,105
Marsh & McLennan Cos Inc	3,852	724,484
Progressive Corp/The	5,498	727,770
		3,834,457
Leisure Products – 1.6%
Shimano Inc	3,000	498,198
Life Sciences Tools & Services – 2.7%
ICON PLC*	3,220	805,644
Machinery – 8.9%
Knorr-Bremse AG	8,721	665,891
Wabtec Corp	9,477	1,039,343
Xylem Inc/NY	8,774	988,128
		2,693,362
Professional Services – 1.8%
Wolters Kluwer NV	4,215	534,860
Semiconductor & Semiconductor Equipment – 12.3%
ASML Holding NV	819	592,462
Lam Research Corp	1,000	642,860
Microchip Technology Inc	7,039	630,624
NVIDIA Corp	2,768	1,170,919
Texas Instruments Inc	3,965	713,779
		3,750,644

Shares		Value
Common Stocks– (continued)
Software – 11.7%
Atlassian Corp - Class A*	835	$140,121
Autodesk Inc*	2,519	515,413
Cadence Design Systems Inc*	1,726	404,781
Linklogis Inc - Class B (144A)	120,992	43,081
Microsoft Corp	6,274	2,136,548
Workday Inc - Class A*	1,448	327,089
		3,567,033
Specialized Real Estate Investment Trusts (REITs) – 1.9%
Crown Castle International Corp	2,324	264,797
Equinix Inc	405	317,496
		582,293
Specialty Retail – 1.1%
Home Depot Inc	1,065	330,832
Textiles, Apparel & Luxury Goods – 1.8%
adidas AG	1,412	273,893
NIKE Inc - Class B	2,582	284,975
		558,868
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc*	4,282	594,770
Total Common Stocks (cost $25,511,908)		29,669,062
Investment Companies– 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº,£((cost $773,225)	773,088	773,243
Total Investments (total cost $26,285,133) – 100.1%		30,442,305
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(32,083)
Net Assets – 100%		$30,410,222

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,386,053	63.7%
Japan	2,986,437	9.8
Canada	1,691,193	5.6
France	1,604,544	5.3
United Kingdom	1,132,120	3.7
Netherlands	1,127,322	3.7
Germany	939,784	3.1
Ireland	805,644	2.6
Hong Kong	640,012	2.1
Australia	86,115	0.3
China	43,081	0.1

Total	$30,442,305	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	$22,840	$91	$(4)	$773,243

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 6/30/23
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 5.1900%ºº	1,228,278	6,165,396	(6,620,518)	773,243

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2023 is $43,081, which represents 0.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$29,669,062	$-	$-
Investment Companies	-	773,243	-
Total Assets	$29,669,062	$773,243	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70235 08-23